Income Taxes - Schedule of Components Income Tax Expense (Details) (10-K)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Federal tax statutory rate	26.00%	26.00%
Temporary differences	(1.00%)	(5.00%)
Permanent differences	(15.00%)	(18.50%)
Valuation allowance	(10.00%)	(7.00%)
Effective rate	0.00%	0.00%